Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Revenues
Real estate media revenue	$ 292,656	$ 246,054	$ 1,090,674	$ 1,145,540
Cost of revenues	12,634	21,990	414,652	60,297
Gross profit			676,022	1,085,243
Operating expenses
Technology and development	292,623	0
Salaries and benefits	331,717	252,913	1,152,600	1,231,425
Selling and promotions expense	39,095	88,044	254,575	253,628
Impairment of intangible assets			125,000	0
General and administrative	1,007,960	1,341,727	3,698,034	3,306,194
Total operating expenses	1,684,029	1,704,674	5,230,209	4,791,247
Operating loss	(1,391,373)	(1,458,620)	(4,554,187)	(3,706,004)
Other income (expense)
Interest expense	(49,385)	(870)	(3,919)	(442,341)
Derivative liability expense			(234,303)	0
Gain (Loss) on change on fair value of derivatives	(266,410)	0	9,323	0
Gain on legal settlement of accounts payable	32,483	0
Gain on forgiveness of notes payable and accrued expenses			0	384,304
Foreign exchange gain (loss)	9,613	7,512	1,659	592
Other income (expense)			176,100	(640)
Total other income (expense)	(273,699)	6,642	(51,140)	(58,085)
Net loss	(1,665,072)	(1,451,978)	(4,605,327)	(3,764,089)
Preferred Stock Dividend	0	(118,496)	(391,552)	(523,895)
Net loss attributable to common stockholders	(1,665,072)	(1,570,474)	(4,996,879)	(4,287,984)
Weighted average number of shares outstanding (in shares)	87,598,484	54,473,194	65,628,920	16,258,725
Basic and diluted net loss per share (in dollars per share)	$ (0.02)	$ (0.03)	$ (0.08)	$ (0.26)
Comprehensive income (loss):
Unrealized gain (loss) on currency translation adjustment	8,063	205,529	59,257	(13,366)
Comprehensive loss	$ (1,657,009)	$ (1,364,945)	$ (4,937,622)	$ (4,301,350)